COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of Material Contractual Lease Commitments

The following table is a summary of our material contractual lease commitments as of June 30, 2015:

Year Ending	Office Rent	Retail/Cultivation Facility Lease
2015	$133,884	$44,400
2016	245,310	88,800
2017	88,968	88,800
2018	—	88,800
2019	—	29,600

Total	$468,162	$340,400

The following table is a summary of our material contractual lease commitments as of December 31, 2014:

Year Ending	Office Rent	Retail/Cultivation Facility Lease
2015	$177,936	$88,800
2016	177,936	88,800
2017	88,968	88,800
2018	—	88,800
2019	—	29,600
Total	$444,840	$384,800

Summary of Open Real Estate Purchase Transactions

A summary of open real estate purchase transactions as of June 30, 2015 is represented in the table below:

Property	Purchase price	Closing date	Net escrow balance	Date escrow opened	Additional rents/fees incurred to extend closing date
1	$360,000	07/19/2015	55,000	06/28/2014	$22,308
2	—		25,000	07/21/2014	—

Total	$360,000		$80,000		$22,308

A summary of open real estate purchase transactions as of December 31, 2014 is represented in the table below:

Property	Purchase price	Closing date	Net escrow balance	Date escrow opened	Additional rents/fees paid to extend closing date
1	$820,000	03/31/2015	55,000	06/28/2014	$9,808
2	1,300,000	03/30/2015	50,000	10/17/2014
3	—		265,400	07/21/2014	—
Escrow deposits to be refunded			30,076
Total	$2,120,000		$400,476		$9,808